UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-02338

Allmerica Securities Trust

(Name of Registrant)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of Principal Executive Offices)

George M. Boyd, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, MA 01653

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(508) 855-1000

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2004

Item 1.	Reports to Stockholders

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Allmerica Securities Trust

Annual Report

December 31, 2004

Trust Information

Board of Trustees

John P. Kavanaugh, Chairman

P. Kevin Condron*

Jocelyn S. Davis*

Cynthia A. Hargadon*

Gordon Holmes*

Attiat F. Ott*

Edward J. Parry III

Ranne P. Warner*

Officers

John P. Kavanaugh, President

Richard J. Litchfield, Vice President

Ann K. Tripp, Vice President

Donald P. Wayman, Vice President

Paul T. Kane, Treasurer

George M. Boyd, Secretary

Investment Manager

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Registrar and Transfer, Dividend Disbursing and Reinvestment Agent

The Bank of New York

P.O. Box 11258

Church Street Station, New York, NY 10286

Administrator and Custodian

Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

*Independent Trustees

Independent Accountants

PricewaterhouseCoopers LLP

125 High Street, Boston, MA 02110

Legal Counsel

Ropes & Gray LLP

One International Place, Boston, MA 02110

Shareholder Inquiries May Be Directed To:

The Bank of New York Shareholder Relations Dept. – 11E

P.O. Box 11258

Church Street Station, New York, NY 10286

1-800-432-8224

2

A Letter from the Chairman

Dear Client:

Economic growth was mixed throughout the world in 2004, while the weakening U.S. dollar proved to be a boon to many foreign stock markets. The economies of the twelve euro zone countries grew by less than 2%, but many European stock markets still produced solid returns. In the United Kingdom, a relatively robust economy helped the FTSE 100 Index gain over 11%, despite four interest rate hikes by the Bank of England. Investors in mainland Europe ignored anemic economic growth rates, pushing up both Germany’s DAX Index and France’s CAC 40 Index by more than 7%. Many Asian stock markets posted substantial increases, due to inflows of foreign capital and healthy economic growth. Stock markets in Australia, Singapore and Hong Kong enjoyed the largest percentage gains, although markets in Japan also ended higher, despite a sluggish economy. Hong Kong’s Hang Seng Index rose over 17%, while Japan’s Nikkei Average finished the period up more than 8%. In Latin America, Mexico’s recovering economy drove stock market gains of over 40%, while Chinese demand for metals and other commodities helped spur growth in Argentina, Brazil and Chile.

The United States economy turned in a strong performance in 2004. Gross domestic product, which grew steadily throughout the year, ended higher by about 4%. The consumer remained the mainstay of economic activity, as relatively low interest rates drove continued spending on housing, goods and services. Business investment returned, as firms spent more on equipment and software. Beginning with its June meeting, the Federal Reserve Board raised its target for the federal funds rate five times, moving from 1.00% to 2.25%, in 0.25% increments. As these short-term interest rate increases trickled through the economy, long-term interest rates were largely unaffected, ending the year slightly lower than where they began. Low mortgage rates helped the real estate industry turn in a stronger-than-expected performance. Rising energy costs, which had threatened to derail economic growth, subsided as oil prices declined late in the year. The U.S. stock market, as measured by the S&P 500® Index, produced returns of over 10%, better than many analysts had expected. The Nasdaq Composite Index rose more than 9%, despite declines in some large technology stocks. With interest rates remaining low, the bond market surprised many analysts, registering another year of solid returns.

For the year, the Allmerica Securities Trust portfolio returned 5.36%, based on net asset value, and generated income supporting aggregate dividends of 54.75 cents per share.

On behalf of the Board of Trustees,

John P. Kavanaugh

Chairman of the Board

Allmerica Securities Trust

3

Allmerica Securities Trust

The Allmerica Securities Trust returned 5.36% for 2004, outperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned 5.24%.

The bond market absorbed a lot of bad news in 2004, yet displayed an amazing resilience, as intermediate and long-term interest rates ended the year lower than where they started. Five short-term interest rate hikes by the Federal Reserve Board, increasing deficits, a declining U.S. dollar, rising commodity prices and increases in core inflation did not halt the bond market rally. The trust benefited from an overweight position in BBB-rated securities, the top performers in the Corporate sector, as improved fundamentals, investor demand for yield and a stabilization in downgrades pushed lower-rated securities ahead of higher-rated securities. The trust’s significant exposure to the Below Investment Grade sector provided a boost to returns during the period, as did the trust’s overweight to the Energy sector and to cyclical companies. The trust’s performance was negatively impacted as a result of maintaining a duration slightly shorter than the benchmark, in anticipation of an increase in interest rates that only materialized in the short end of the yield curve.

The Investment Manager’s outlook for the economy in 2005 is for somewhat slower growth than that achieved in 2004 and for a fixed income market that is not terribly constructive. The risks to the markets appear formidable, with the threat of a currency crisis among the most worrisome, followed by the possibility of a large spike in inflation. The Investment Manager remains committed to finding value for clients in all market settings, but also believes in setting realistic expectations.

The comments above are based on information provided by the Trust Investment Manager for the period indicated.

Investment Manager	About the Trust
Opus Investment Management, Inc.	Seeks to generate a high rate of current income for distribution to shareholders.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Allmerica Securities Trust	5.36%	6.10%	7.57%

Lehman Brothers U.S. Credit Index	5.24%	8.63%	8.41%
Lipper Corporate Debt Funds BBB-Rated Average	5.11%	7.53%	7.75%

Historical Performance

	Total Return on Net Asset Value	Total Return on Market Value
2000	7.58%	23.76%

2001	4.96%	6.00%
2002	5.91%	2.11%

2003	6.70%	9.38%
2004	5.36%	5.93%

The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt Funds BBB-Rated Average is a non-weighted index of funds within the Corporate Debt Funds BBB-Rated category.

4

ALLMERICA SECURITIES TRUST

EXPENSE EXAMPLE 12/31/04 (Unaudited)

As a shareholder of Allmerica Securities Trust (“Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Trust and to compare these expenses with the ongoing expenses of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing expenses only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Annualized Expense Ratio	Expenses Paid During Period* (July 1 to December 31, 2004)
Allmerica Securities Trust

Actual	$1,000.00	$1,054.20	0.76%	$3.92
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.76%	3.86

*	Expenses are calculated using the Trust’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS • December 31, 2004

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.3%

	Freddie Mac - 0.3%
$ 86,852	5.00%, 05/15/21	NR	$87,817
143,410	6.00%, 10/15/07	NR	146,837

			234,654

	Total U.S. Government Agency Mortgage-Backed Obligations		234,654

	(Cost $240,084)
U.S. GOVERNMENT OBLIGATION - 0.6%

	U.S. Treasury Bond - 0.6%
500,000	5.38%, 02/15/31 (a)	NR	540,664

	Total U.S. Government Obligation		540,664

	(Cost $490,104)
CORPORATE NOTES AND BONDS - 79.9%

	Auto Manufacturers - 1.3%
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	624,726
500,000	General Motors Corp. (a)
	7.20%, 01/15/11	Baa1	512,821

			1,137,547

	Auto Parts & Equipment - 0.6%
460,000	Lear Corp.
	8.11%, 05/15/09	Baa3	521,709

	Banks - 10.5%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	898,706
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	510,774
450,000	Bank of New York Co., Inc.
	3.75%, 02/15/08	Aa3	450,642
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,103,748
450,000	BB&T Corp. (b)
	6.38%, 06/30/05	A2	457,853
655,000	Fifth Third Bank
	4.50%, 06/01/18	Aa3	611,284
500,000	Firstar Corp.
	7.13%, 12/01/09	Aa3	567,603
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	A1	441,278
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	453,836
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	432,644
350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	374,482
200,000	Suntrust Banks, Inc.
	6.38%, 04/01/11	Aa3	221,596
$125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	$145,178
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa3	517,141
455,000	US Bank National Cincinnati
	6.50%, 02/01/08	Aa3	490,613
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	492,538
450,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	462,530
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	465,354
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	456,072

			9,553,872

	Beverages - 1.1%
450,000	Anheuser-Busch Cos., Inc.
	4.63%, 02/01/15	A1	446,946
500,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	507,807

			954,753

	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	215,773
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	537,494

			753,267

	Cosmetics & Personal Care - 2.2%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	545,091
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	308,693
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,181,820

			2,035,604

	Diversified Financial Services - 14.4%
500,000	American Express Co.
	3.75%, 11/20/07	A1	502,467
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	584,318
725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	744,588
920,000	Capital One Bank
	5.75%, 09/15/10	Baa2	975,942
900,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	901,302
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	538,246
460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	A3	478,330

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2004

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
	Diversified Financial Services (continued)
$ 400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	$412,080
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	884,751
10,000	Ford Motor Credit Co.
	7.38%, 10/28/09	A3	10,787
500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	560,160
500,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	507,917
350,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	349,207
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	477,009
500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	588,469
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	443,586
222,011	Jones (Edward D.) & Co., LP (c) (d)
	7.95%, 04/15/06	NR	233,970
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	503,451
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa2	615,998
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	368,282
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	98,200
630,000	Morgan Stanley
	4.75%, 04/01/14	A1	613,877
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	552,082
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	646,235
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	529,649

			13,120,903

	Electric - 5.6%
550,000	AmerenEnergy Generating
	7.75%, 11/01/05	A3	569,909
505,000	Centerpoint Energy, Inc. (a)
	5.88%, 06/01/08	Ba2	528,426
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	385,476
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	463,613
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	603,602
250,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	245,951
450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	488,912
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	570,992
225,000	Florida Power & Light
	6.88%, 12/01/05	Aa3	232,596
$450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa2	$467,377
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	502,583

			5,059,437

	Environmental Control - 1.1%
450,000	Allied Waste North America (e)
	6.50%, 11/15/10	Ba3	441,000
500,000	Allied Waste North America
	8.50%, 12/01/08	Ba3	530,000

			971,000

	Food - 4.8%
1,000,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	1,165,724
460,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	499,164
470,000	Kroger Co.
	5.50%, 02/01/13	Baa2	492,741
350,000	Kroger Co.
	6.38%, 03/01/08	Baa3	376,777
445,000	Kroger Co.
	6.75%, 04/15/12	Baa2	502,433
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	492,833
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	877,721

			4,407,393

	Forest Products & Paper - 3.1%
1,000,000	Georgia-Pacific Group
	7.25%, 06/01/28	Ba3	1,070,000
500,000	International Paper Co.
	5.30%, 04/01/15	Baa2	505,867
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	516,506
750,000	Rock-Tenn Co.
	5.63%, 03/15/13	Baa3	759,996

			2,852,369

	Health Care - Products - 0.2%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	140,928

	Health Care - Services - 0.5%
450,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A3	464,445

	Home Builders - 1.7%
920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	926,900
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	594,575

			1,521,475

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2004

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
	Lodging - 1.0%
$ 500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	$535,613
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba2	404,250

			939,863

	Media - 5.9%
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	626,371
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	305,109
110,000	Comcast Corp.
	5.85%, 01/15/10	Baa3	117,916
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	478,039
200,000	Cox Communications, Inc.
	4.63%, 06/01/13	Baa3	191,323
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa2	566,035
225,000	Cox Enterprises, Inc. (e)
	4.38%, 05/01/08	Baa1	224,796
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	708,750
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	558,794
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	352,906
450,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	499,942
180,000	Viacom, Inc.
	5.50%, 05/15/33	A3	176,941
450,000	Viacom, Inc.
	7.88%, 07/30/30	A3	577,964

			5,384,886

	Metal Fabricate & Hardware - 1.1%
1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	1,019,682

	Office & Business Equipment - 0.8%
750,000	Pitney Bowes, Inc.
	4.75%, 05/15/18	Aa3	727,577

	Oil & Gas - 7.3%
900,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	889,665
375,000	Burlington Resources, Inc.
	7.40%, 12/01/31	Baa1	457,974
580,000	Conoco Funding Co.
	5.45%, 10/15/06	A3	600,680
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	609,677
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	509,651
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	566,586
$350,000	Enterprise Products
	8.25%, 03/15/05	Baa3	$353,078
690,000	Pioneer Natural Resources Co.
	5.88%, 07/15/16	Baa3	720,851
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	649,717
780,000	Valero Energy Corp.
	4.75%, 06/15/13	Baa3	770,521
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	468,082

			6,596,482

	Packaging & Containers - 3.1%
750,000	Illinois Tool Works, Inc.
	6.88%, 11/15/08	Aa3	829,671
1,000,000	Packaging Corp. of America
	5.75%, 08/01/13	Ba1	1,031,323
970,000	Sealed Air Corp. (e)
	5.63%, 07/15/13	Baa3	1,003,482

			2,864,476

	Pharmaceuticals - 3.1%
700,000	Bergen Brunswig Corp. (f)
	7.25%, 06/01/05	BB	710,500
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	906,464
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	794,241
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	394,581

			2,805,786

	Pipelines - 1.1%
500,000	Duke Energy Field Services Corp.
	7.50%, 08/16/05	Baa2	513,211
500,000	Magellan Midstream Partners
	5.65%, 10/05/16	Ba1	505,526

			1,018,737

	Retail - 3.1%
595,000	Home Depot, Inc. (e)
	3.75%, 09/15/09	Aa3	589,672
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba3	548,750
900,000	J.C. Penney Co., Inc.
	7.95%, 04/01/17	Ba3	1,053,000
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	585,854

			2,777,276

	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	469,880
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	457,017

			926,897

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2004

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
	Telecommunications - 2.2%
$ 500,000	BellSouth Corp.
	6.88%, 10/15/31	A1	$567,065
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	729,248
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	131,374
120,000	Sprint Capital Corp.
	7.90%, 03/15/05	Baa3	121,299
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	478,939

			2,027,925

	Transportation - 2.3%
900,000	CSX Corp.
	6.30%, 03/15/12	Baa2	988,718
189,000	CSX Corp.
	9.75%, 06/15/20	Baa2	263,656
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa2	369,123
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	240,320
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	271,611

			2,133,428

	Total Corporate Notes and Bonds		72,717,717

	(Cost $ 70,398,051)
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 4.7%
1,000,000	American Airlines, Inc.,
	Pass-Through Trust,
	Series 1991 - C2
	9.73%, 09/29/14	Caa2	657,480
570,000	Bear Stearns Commercial Mortgage
	Securities, Inc., Series 2002-PBW1,
	Class A2
	4.72%, 11/11/35	Aaa	574,657
250,000	Bear Stearns Mortgage
	Securities, Inc.,
	Series 1999-WF2,
	Class A2, CMO
	7.08%, 06/15/09	Aaa	279,134
300,000	Citibank Credit Card
	Issuance Trust,
	Series 2000-Cl, CMO
	6.88%, 11/16/09	Aaa	326,494
500,000	General Electric Capital
	Commercial Mortgage Corp.,
	Series 2002-1A, Class A3
	6.27%, 12/10/35	Aaa	551,282
500,000	GS Mortgage Securities Corp. II,
	Series 1997-GL, Class A2D
	6.94%, 07/13/30	Aaa	534,577
$250,000	MBNA Master Credit Card Trust,
	Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	$254,105
250,000	Morgan Stanley Dean Witter Capital I,
	Series 2002-TOP7, Class B, CMO
	6.08%, 01/15/39	Aa2	270,830
750,000	Morgan Stanley Dean Witter Capital I,
	Series 2003-T0P9, Class A2, CMO (f)
	4.74%, 11/13/36	AAA	756,069
25,234	Toyota Auto Receivables Owner Trust,
	Series 2002-B, Class A3
	3.76%, 06/15/06	Aaa	25,254

	Total Asset-Backed and Mortgage-Backed Securities		4,229,882

	(Cost $ 4,549,021)
FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.3%
450,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	475,967
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	560,875
500,000	Province of Quebec
	6.13%, 01/22/11	A1	550,443
450,000	Province of Quebec
	7.00%, 01/30/07	A1	481,693

	Total Foreign Government Obligations		2,068,978

	(Cost $ 1,967,951)
FOREIGN BONDS (i) - 10.8%
500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa1	602,213
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa3	743,613
450,000	British Telecom, Plc (g)
	8.13%, 12/15/10	Baa1	540,387
300,000	Calpine Canada Energy Finance (a)
	8.50%, 05/01/08	Caa1	246,000
355,000	Canadian Pacific Ltd.
	9.45%, 08/01/21	Baa2	501,601
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	454,740
450,000	Diageo Capital, Plc
	3.50%, 11/19/07	A2	448,504
890,000	Domtar, Inc.
	5.38%, 12/01/13	Baa3	881,152
100,000	KFW International Finance, Inc.
	4.25%, 04/18/05	Aaa	100,469
450,000	Norske Skog Canada, Ltd. (e)
	7.38%, 03/01/14	Ba3	469,125
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	749,080
1,000,000	St. George Bank, Ltd.,
	Yankee Debenture (e)
	7.15%, 10/15/05	A3	1,027,413

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2004

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
FOREIGN BONDS (i) (continued)
$ 435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	$499,156
500,000	Telus Corp.
	7.50%, 06/01/07	Baa3	543,250
460,000	Tembec Industries, Inc.
	8.50%, 02/01/11	Ba3	462,300
490,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	540,987
450,000	Tyco International Group S.A.
	6.88%, 01/15/29	Ba2	515,480
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	544,526

	Total Foreign Bonds		9,869,996

	(Cost $ 9,472,043)

Shares
INVESTMENT COMPANY - 0.1%
113,579	Marshall Money Market Fund	NR	113,579

	Total Investment Company		113,579

	(Cost $ 113,579)
Total Investments - 98.7%			89,775,470

(Cost $ 87,230,833)
Net Other Assets and Liabilities - 1.3%			1,214,504

Total Net Assets - 100.0%			$90,989,974

(a)	All or a portion of this security is out on loan at December 31, 2004; the value of the securities loaned amounted to $1,827,911. The value of collateral amounted to $1,900,900 which consisted of cash equivalents.

(b)	Variable rate security. The rate shown reflects rate in effect at period end.

(c)	Security is valued by management (Note 2).

(d)	Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At December 31, 2004, these securities amounted to $233,970 or 0.3% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2004, these securities amounted to $3,755,488 or 4.1% of net assets.

(f)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(g)	Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(h)	Pass Through Certificates.

(i)	U.S. currency denominated.
CMO	Collateralized Mortgage Obligation (Pay Through Certificate)
MTN	Medium Term Note
NR	Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 2004, the aggregate cost of investment securities for tax purposes was $88,064,894. Net unrealized appreciation (depreciation) aggregated $1,710,576, of which $2,517,412 related to appreciated investment securities and $(806,836) related to depreciated investment securities.

As of December 31, 2004, the components of distributable earnings (excluding unrealized appreciation disclosed above) on a tax basis consisted of $71,538 and $7,473,831 of undistributed ordinary income and capital loss carryforwards, respectively.

For the year ended December 31, 2004, the Portfolio has elected to defer $5,686 of capital losses attributable to Post-October capital losses.

During the year ended December 31, 2004, the tax character of distributions paid for ordinary income was $4,704,287.

At December 31, 2004, the Portfolio had capital loss carryforwards which expire as follows: $1,365,128 in 2008; $2,362,884 in 2009; $2,513,063 in 2010; $1,232,756 in 2012.

OTHER INFORMATION

For the year ended December 31, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $24,244,322 and $21,640,717 of non-governmental issuers, respectively, and $5,097,175 and $7,391,982 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Ratings*		S&P Ratings*
Aaa	5.4%	AAA	0.8%
Aa	20.5%	BB	0.8%

A	22.1%		1.6%

Baa	35.7%
Ba	12.4%
Caa	1.0%
NR (Not Rated)	1.3%

	98.4%

Major Class Concentration of Investments

as a Percentage of Net Assets*:

Corporate Notes and Bonds	79.9%
Foreign Bonds	10.8
Asset-Backed and Mortgage-Backed Securities	4.7
Foreign Government Obligations	2.3
U.S. Government Obligation	0.6
U.S. Government Agency Mortgage-Backed Obligation	0.3
Investment Companies	0.1
Net Other Assets and Liabilities	1.3

Total	100.0%

*	Not part of the financial statements; therefore not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES • December 31, 2004

ASSETS:
Investments:
Investments at cost	$87,230,833
Net unrealized appreciation	2,544,637

Total investments at value†	89,775,470
Cash	17,145
Short-term investments held as collateral for securities loaned	1,900,900
Interest receivable	1,325,938

Total Assets	93,019,453

LIABILITIES:
Collateral for securities loaned	1,900,900
Management fee payable	35,385
Trustees’ fees and expenses payable	5,297
Accrued expenses and other payables	87,897

Total Liabilities	2,029,479

NET ASSETS	$90,989,974

NET ASSETS consist of:
Par Value	$8,592,306
Paid-in capital	88,089,385
Distribution in excess of net investment income	(756,837)
Accumulated net realized loss	(7,479,517)
Net unrealized appreciation	2,544,637

TOTAL NET ASSETS	$90,989,974

Shares of beneficial interest outstanding (10,000,000 authorized shares with par value of $1.00)	8,592,306

NET ASSET VALUE
Per share	$10.590

MARKET VALUE (closing price on New York Stock Exchange)
Per share	$9.74

†Total value of securities on loan	$1,827,911

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

STATEMENT OF OPERATIONS • For the Year Ended December 31, 2004

INVESTMENT INCOME
Interest	$4,960,262
Securities lending income	6,492

Total investment income	4,966,754

EXPENSES
Management fees	408,983
Custodian and Fund accounting fees	70,336
Transfer agent fees	62,914
Legal fees	5,892
Audit fees	30,600
Trustees’ fees and expenses	22,177
Reports to shareholders	47,398
New York Stock Exchange fees	25,000
Miscellaneous	17,716

Total expenses	691,016

NET INVESTMENT INCOME	4,275,738

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold	(65,308)
Net change in unrealized appreciation (depreciation) of investments	25,606

NET REALIZED LOSS ON INVESTMENTS	(39,702)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,236,036

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended December 31,
	2004	2003
NET ASSETS at beginning of year	$91,458,225	$90,834,171

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	4,275,738	4,179,375
Net realized gain (loss) on investments sold	(65,308)	863,113
Net change in unrealized appreciation (depreciation) of investments	25,606	436,219

Net increase in net assets resulting from operations	4,236,036	5,478,707

Distributions To Shareholders From Net Investment Income	(4,704,287)	(4,854,653)

Total increase (decrease) in net assets	(468,251)	624,054

NET ASSETS at end of year	$90,989,974	$91,458,225

Distribution in excess of net investment income	$(756,837)	$(629,300)

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year

	Year ended December 31,
	2004	2003	2002	2001(1)	2000
Net Asset Value, beginning of year	$10.644	$10.572	$10.565	$10.866	$10.958

Income from Investment Operations:
Net investment income	0.498	0.486	0.565	0.673 (2)	0.802
Net realized and unrealized gain (loss) on investments	(0.004)	0.151	0.027	(0.209)	(0.084)

Total from investment operations	0.494	0.637	0.592	0.464	0.718

Less Distributions:
Dividends from net investment income	(0.548)	(0.565)	(0.585)	(0.729)	(0.800)
Distributions from net realized capital gains	—	—	—	—	(0.010)
Return of capital	—	—	—	(0.036)	—

Total distributions	(0.548)	(0.565)	(0.585)	(0.765)	(0.810)

Net increase (decrease) in net asset value	(0.054)	0.072	0.007	(0.301)	(0.092)

Net Asset Value, end of year	$10.590	$10.644	$10.572	$10.565	$10.866

Market Value, end of year	$9.74	$9.75	$9.45	$9.83	$10.00

Total Return on Market Value, end of year	$5.93%	9.38%	2.11%	6.00%	23.76%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$90,990	$91,458	$90,834	$90,774	$93,362
Ratios to average net assets:
Net investment income	4.70%	4.56%	5.38%	6.23%	7.38%
Operating expenses	0.76%	0.68%	0.86%	0.79%	0.74%
Management fee	0.45%	0.44%	0.45%	0.50%	0.50%
Portfolio turnover rate	32%	98%	79%	128%	58%

(1)	Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.022, an increase in net realized and unrealized gains and losses per share of $0.022 and a decrease in the ratio of net investment income to average net assets from 6.36% to 6.23%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)	Computed using average shares throughout the period.

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION

Allmerica Securities Trust (the “Trust”) was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

At December 31, 2004, one security with a value of $233,970 or 0.3% of net assets was valued by management under the direction of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Taxes: The Trust intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in both the timing of the recognition of gains or losses, including “Post-October Losses”, paydown gains/losses on certain securities, capital loss carryforwards and differing treatments for the amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Securities Lending: The Trust, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Securities lending income” in

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

the Statement of Operations. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of the Trust’s portfolio of investments.

Expenses: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust (comprised of nine separate portfolios).

3.	INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Opus Investment Management, Inc. (“Opus”), a direct, wholly-owned subsidiary of Allmerica Financial Corporation (“Allmerica Financial”) serves as Investment Manager to the Trust. For these services, the Trust pays Opus an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2 1/2% of the amount of interest income excluding amortization of premium and accretion of discount.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment management fee, exceed 1.50% of the first $30,000,000 of the Trust’s average weekly net assets, and 1.00% of any excess of such value over $30,000,000, Opus will bear such excess expenses.

IBT performs fund administration, custodian and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. Opus is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4.	SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At December 31, 2004, First Allmerica Financial Life Insurance Company, an indirect, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 129,052 shares of beneficial interest.

5.	RESTRICTED SECURITIES

At December 31, 2004, the Trust owned the following restricted security constituting 0.3% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The disposal of restricted securities may involve time-consuming negotiations and expense; a prompt sale at an acceptable price may be difficult. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

Issuer	Date of Acquisition	Par Amount	Cost at Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$222,011	$222,011	$233,970

ALLMERICA SECURITIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Allmerica Securities Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for Moody’s and S&P Ratings and Major Class Concentration of Investments table), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Allmerica Securities Trust (hereafter referred to as the “Trust”) at December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2005

ALLMERICA SECURITIES TRUST

BOARD OF TRUSTEES (Unaudited)

Name, Address and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(2)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
P. Kevin Condron (59)	Trustee, Member of the Audit Committee, Fund Operations Committee, Investment Operations Committee and Governance Committee	1 Year Term Served Since 1998	President and Chief Executive Officer, The Granite Group (wholesale plumbing and heating), 1997-present.	11	Director, Banknorth Group.

Jocelyn S. Davis (51)	Trustee, Member of the Audit Committee, Fund Operations Committee, Investment Operations Committee and Governance Committee	1 Year Term Served Since 2001	President, Nelson Hart, LLC (consulting), 2002-present; Beers & Cutler (professional services), 2001-2002; Chief Financial Officer, AARP (non-profit), 1996-2001.	11	None

Cynthia A. Hargadon (50)	Trustee, Member of the Audit Committee, Fund Operations Committee, Investment Operations Committee and Governance Committee	1 Year Term Served Since 1997	Chief Investment Officer, North Point Advisors LLC (consulting), 2003-present; President, Hargadon Associates (asset management consulting), 2002-2003; President, Potomac Asset Management, Inc., 2000-2002; Director of Investments, National Automobile Dealers Association, 1999-2000.	11	Director, Wilshire Target Funds, 2001- present.

Gordon Holmes (66)	Trustee, Chairman of the Audit Committee and Member of the Fund Operations Committee, Investment Operations Committee and Governance Committee	1 Year Term Served Since 1991	Instructor at Bentley College, 1998- present; Certified Public Accountant; Retired Partner, Tofias, Fleishman, Shapiro & Co., P.C. (Accountants).	11	None

Attiat F. Ott (69)	Trustee, Chairman of the Fund Operations Committee and Member of the Audit Committee, Investment Operations Committee and Governance Committee	1 Year Term Served Since 1982	Professor of Economics and Director of the Institute for Economic Studies, Clark University, 950 Main Street, Worcester, MA 01910.	11	None

Ranne P. Warner (60)	Trustee, Chairman of the Governance Committee and Member of the Audit Committee, Fund Operations Committee and Investment Operations Committee	1 Year Term Served Since 1991	President, Centros Properties, USA; Owner, Ranne P. Warner and Company; Blackstone Exchange LLC (real estate) 2001-present.	11	Director, Wainwright Bank & Trust Co. (commercial bank).

*John P. Kavanaugh (50)	Chairman, Trustee and President, Chairman of the Investment Operations Committee	1 Year Term Served Since 1995	President, Opus Investment Management, Inc. (“OIM ”); Vice President, Director, Chief Investment Officer, First Allmerica Financial Life Insurance Company (“First Allmerica”) and Allmerica Financial Life Insurance and Annuity Company (“Allmerica Financial Life”).	11	None

*Edward J. Parry, III (45)	Trustee, Member of the Investment Operations Committee	1 Year Term Served Since 2004	Executive Vice President, Director, Chief Financial Officer, Allmerica Financial Corporation, First Allmerica and Allmerica Financial Life.	11	None

*	Messrs. Kavanaugh and Parry are “interested persons”, as defined in the Investment Company Act of 1940 as amended, of the Trust and of Allmerica Financial Corporation (“AFC”) because of their affiliations with AFC.
(1)	The business address of each person is 440 Lincoln Street, Worcester, Massachusetts 01653.
(2)	Except as otherwise noted, each individual has held the office indicated or other offices in the same organization for the last five years.

ALLMERICA SECURITIES TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust (the “Trust”).

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

During the most recent 12-month period ended June 30, the Trust did not vote proxies relating to its portfolio securities because the Trust invests exclusively in non-voting securities.

The Trust has submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Trust’s principal executive officer certified that he was not aware of any violation by the Trust of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal control over financial reporting, as applicable.

SHAREHOLDER TAX INFORMATION (Unaudited)

The portion of the Trust dividends that was derived from U.S. Government obligations in 2004 and may be exempt from state income taxation is 2.19%. The states of California, Connecticut, New York, and New Jersey have exclusionary provisions; however, each of these states has a threshold requirement that must be met before the exclusion applies. During 2004, the level of exempt income did not meet these thresholds and the exclusion did not apply.

Certain states also require, for intangible tax reporting purposes, the reporting of the percentage of assets invested in either state specific or state specific and federal obligations. The percentage applicable to the states of Florida and Kansas is 0.83%. The percentage applicable to the state of West Virginia, which is only for amounts invested in West Virginia obligations, is 0%.

SHAREHOLDER INFORMATION (Unaudited)

Automatic Dividend Investment Plan: As a shareholder, you may participate in the Trust’s Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

Cash Investment Plan: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

ALLMERICA SECURITIES TRUST

SHAREHOLDER INFORMATION (Unaudited) (Continued)

Investment Manager: Opus Investment Management, Inc.

Portfolio Management: All investment decisions for the Trust are made by an investment management team.

Investment Objectives: The Trust’s primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

(There is no guarantee that the Trust will achieve its investment objectives and an investor in the Trust could lose money.)

Principal Investment Policies: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or “junk bonds” rated below investment grade but at least B- or higher by Moody’s Investors Services or Standard & Poor’s Rating Services or similar rating organizations, and in unrated securities determined by the Investment Manager to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

Principal Risks of investing in the Trust:

•	Company Risk means that investments in a company often fluctuate based on factors such as earnings, changes in management or products or potential for takeovers or acquisition.

•	Credit Risk is the risk that a fixed income security will not be able to pay interest and principal. “Junk bonds,” for example, have a high level of credit risk.

•	Foreign Investment Risk involve risks relating to political, social and economic developments abroad.

•	Interest Rate Risk means that, when interest rates rise, the prices of fixed income securities will generally fall and, when interest rates fall, the prices of fixed income securities will generally rise.

•	Investment Management Risk is the risk that a fund does not achieve its investment objective despite the investment strategies used by the investment managers.

•	Liquidity Risk is the risk that a fund will not be able to sell a security at a reasonable price because the security is not traded on a regular basis.

•	Market Risk is the risk that the price of a security will fall due to changes in economic, political or market conditions.

•	Prepayment Risk means that a fund may lose future interest income when a decline in interest rates causes homeowners to prepay their mortgage loans.

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

AR-AST (12/04)	05-0119

Item 2.	Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial/principal accounting officer.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Gordon Holmes, who is an “independent” Trustee (as such term is defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)), qualifies as an “audit committee financial expert” (as such term has been defined in the SEC Regulations).

The SEC has stated that the designation or identification of a person as an audit financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	Audit Fees	Types of Services	Percentage of Services Approved by the Audit Committee under the De Minimus Exception (defined below)

2004	$27,000		_________
2003	$25,850		_________

	Audit-Related Fees

2004	$0		0%
2003	$0		0%

	Tax Fees

2004	$3,500	Tax return review	0%
2003	$3,300	Tax return review	0%

	All Other Fees

2004	$0		0%
2003	$0		0%

All fees disclosed above under the captions “Audit-Related Fees,” “Tax Fees,” and “All Other Fees” represent fees billed for services that were required to be pre-approved, and which were so pre-approved, by the registrant’s Audit Committee in accordance with the Audit Committee’s Policy for Pre-Approval of Services Provided by Independent Auditors.

For the last two fiscal years of the registrant, the independent accountants billed aggregate non-audit fees in the following amounts to the registrant and Opus Investment Management, Inc. (“Opus”), the Trust’s investment adviser:

2004	$3,500
2003	$3,300

The registrant’s Audit Committee has determined that the provision by the registrant’s independent accountants of non-audit services that were rendered to Opus and that were not pre-approved by the Audit Committee were compatible with maintaining the independence of such accountants.

The following table presents fees billed by the registrant’s independent accountants for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

	Audit-Related Fees	Tax Fees	All Other Fees	Total Non- Audit Fees	Percentages of services approved by Audit Committee
2004	$0	$0	$0	$0	—
2003	$0	$0	$0	$0	—

The Audit Committee has adopted certain policies and procedures for pre-approval of services provided by the independent accountants. On an annual basis, certain types of recurring audit, audit-related and other services are pre-approved by the Committee, including, among other things, the list of required audits and projects presented by the independent accountants; consultation and advisory services related to accounting/reporting and risk management/control matters provided in the normal course of business; and assistance with SEC and other regulatory filings and tax services incurred in the normal course of business. This pre-approval will occur concurrently with the approval of the annual audit fees and will apply to all individual projects meeting the criteria discussed above and which are expected to result in total fees less than $400,000. For individual projects outside the scope of the fiscal year audits and tax return filings expected to be $25,000 or greater, specific pre-approval will be necessary.

Pre-approvals for all other services will occur if and when the need for any such services arises. This pre-approval will be initiated by AFIMS and will be requested from the Chairman or, in the event the Chairman is unavailable, any other member of the Audit Committee. Any services approved by the Chairman, or other Audit Committee member, at any time other than during an Audit Committee meeting will be reported to the full Audit Committee at the next regularly scheduled meeting. Expenses permitted under Rule 2-01(c)(7)(i)(C) of Regulation S-X (the “De Minimis Exception”) will not require pre-approval.

Item 5.	Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Gordon Holmes (Chairman), P. Kevin Condron, Jocelyn S. Davis, Attiat F. Ott, Cynthia A. Hargadon and Ranne P. Warner.

Item 6.	Schedule of Investments

The schedule referenced in this Item 6 of Form N-CSR is included as part of the report to shareholders filed under Item 1 of Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable. (The registrant invests exclusively in non-voting securities.)

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holdings

Not Applicable

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not Applicable

Item 12.	Exhibits

(a) (1)	Code of Ethics that applies to the registrant’s principal executive officer and principal financial/principal accounting officer is attached as Exhibit 99.CODE.

(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date: February 24, 2005

By:	/s/ Paul T. Kane
Paul T. Kane
Assistant Vice President and Treasurer
(Principal Accounting Officer and Principal Financial Officer)

Date: February 24, 2005